Schedule of key management compensation (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Disclosures
Short-term employee benefits	₨ 51,606	₨ 49,436	₨ 44,749
Contributions to defined contribution plans	721	691	618
Bonus	58,551		6,765
Directors Sitting fee’s	15,100	14,237	14,345
Share based payment	95,563	181,294	114,632
Total compensation paid to key management personnel	₨ 221,541	₨ 245,658	₨ 181,109